Annual Operating Expenses {- Fidelity® OTC Portfolio} - 07.31 Fidelity OTC Portfolio Retail PRO-06 - Fidelity® OTC Portfolio - Fidelity OTC Portfolio-Retail Class	Sep. 29, 2020
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.72%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.87%